Condensed Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Details
Interest Income	$ 53,048,658	$ 45,634,069	$ 153,477,699	$ 131,916,120
Interest Expense	5,147,181	3,432,150	14,224,492	10,005,841
NET INTEREST INCOME	47,901,477	42,201,919	139,253,207	121,910,279
Provision for loan losses	15,276,415	10,211,067	39,784,720	25,382,742
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	32,625,062	31,990,852	99,468,487	96,527,537
NET INSURANCE INCOME
Premiums and Commissions	12,634,439	11,464,393	36,459,276	32,530,460
Insurance Claims and Expenses	3,446,332	3,215,749	9,848,881	8,497,233
Total Net Insurance Income	9,188,107	8,248,644	26,610,395	24,033,227
OTHER REVENUE	1,534,995	1,423,600	4,202,097	3,899,369
OTHER OPERATING EXPENSES:
Personnel Expense	24,071,344	21,663,177	70,683,676	66,094,449
Occupancy Expense	4,570,912	4,344,865	13,547,995	12,839,274
Other Expense	10,288,739	8,613,436	31,542,886	25,933,033
Operating Expenses, Total	38,930,995	34,621,478	115,774,557	104,866,756
INCOME BEFORE INCOME TAXES	4,417,169	7,041,618	14,506,422	19,593,377
Provision for Income Taxes	983,086	833,099	2,707,089	2,411,017
Net Income (Loss)	$ 3,434,083	$ 6,208,519	$ 11,799,333	$ 17,182,360
BASIC EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 20.20	$ 36.52	$ 69.41	$ 101.07